Financial Instruments - Schedule of Transactions in Derivative Financial Instruments (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Derivatives presented under current assets
Derivatives presented under current assets	€ 3,743	$ 4,395	€ 146
Derivatives presented under non-current assets
Derivatives presented under non-current assets	12,433	14,598	15,974
Derivatives presented under current liabilities
Derivatives presented under current liabilities	(675)	(793)	(1,875)
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities	(1,300)	$ (1,526)	(288)
Swap Contracts [Member]
Derivatives presented under current assets
Derivatives presented under current assets	110		146
Derivatives presented under non-current assets
Derivatives presented under non-current assets	844		716
Derivatives presented under current liabilities
Derivatives presented under current liabilities	(85)		(43)
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities			(288)
Financial power swap [Member]
Derivatives presented under current assets
Derivatives presented under current assets	3,633
Derivatives presented under non-current assets
Derivatives presented under non-current assets	11,589		15,258
Derivatives presented under current liabilities
Derivatives presented under current liabilities	(590)		(1,831)
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities	(1,300)
Forward Contract [Member]
Derivatives presented under current liabilities
Derivatives presented under current liabilities			€ (1)